Intangible assets - Summary of goodwill allocation (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill
Goodwill	$ 1,624	$ 1,636
Discontinued operations | Europe
Goodwill
Goodwill		305
Discontinued operations | North America
Goodwill
Goodwill		29
Aggregate continuing and discontinued operations
Goodwill
Goodwill	1,624	1,970
Metal Beverage Packaging Europe
Goodwill
Goodwill	566	577	$ 604
Metal Beverage Packaging Americas
Goodwill
Goodwill	437	437	437
Glass Packaging Europe
Goodwill
Goodwill	61	62	65
Glass Packaging North America
Goodwill
Goodwill	$ 560	$ 560	$ 746